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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2008
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6542
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        November 7, 2008
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        65
                                             ----------------------------

Form 13F Information Table Value Total:      $ 112,973
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

             September 30,2008


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
ABBOTT LABORATORIES             COM     002824100      1,373     23,850  SH            Sole                     23,850
ALLIED CAPITAL                  COM     01903q108      1,996    184,800  SH            Sole                    184,800
ALTRIA GROUP, INC.              COM     02209s103        298     15,030  SH            Sole                     15,030
AMERICAN CAPITAL AGENCY CORP.   COM     02503x105      2,506    144,700  SH            Sole                    144,700
AMERICREDIT CORP.               COM     03060R101        317     31,300  SH            Sole                     31,300
ANNALY MORTGAGE MGT.            COM     035710409      2,374    176,500  SH            Sole                    176,500
ANWORTH MORTGAGE ASSET CORP     COM     037347101      2,353    397,500  SH            Sole                    397,500
BB&T CORP.                      COM     054937107      3,292     87,100  SH            Sole                     87,100
BOARDWALK PIPELINE PTNRS        COM     096627104      1,677     81,400  SH            Sole                     81,400
CAPITAL ONE FINANCIAL CORP.     COM     14040H105      1,856     36,400  SH            Sole                     36,400
CENTEX CORP.                    COM     152312104      2,801    172,900  SH            Sole                    172,900
CLEAN ENERGY FUELS CORP         COM     184499101        566     40,000  SH            Sole                     40,000
COCA COLA CO COM                COM     191216100      4,209     79,600  SH            Sole                     79,600
COMCAST CORPORATION-CL A        COM     20030n101      3,255    165,800  SH            Sole                    165,800
COMPUCREDIT CORP.               COM     20478n100        228     58,100  SH            Sole                     58,100
CORRECTIONS CORP OF AMER        COM     22025Y407      2,291     92,175  SH            Sole                     92,175
COVANCE, INC.                   COM     222816100      2,705     30,600  SH            Sole                     30,600
DISCOVERY HOLDING               COM     25470f104        772     54,200  SH            Sole                     54,200
EXXON MOBIL CORP.               COM     30231G102        368      4,735  SH            Sole                      4,735
GENERAL ELECTRIC CO.            COM     369604103      1,165     45,700  SH            Sole                     45,700
GENERAL MILLS, INC.             COM     370334104      3,024     44,000  SH            Sole                     44,000
HJ HEINZ CO                     COM     423074103      3,728     74,600  SH            Sole                     74,600
ICON PLC- ADR                   COM     45103T107      2,700     70,600  SH            Sole                     70,600
ITRON INC.                      COM     465741106        748      8,450  SH            Sole                      8,450
J.P. MORGAN CHASE & CO. INC.    COM     46625h100      1,116     23,900  SH            Sole                     23,900
JOHNSON & JOHNSON               COM     478160104        996     14,381  SH            Sole                     14,381
KRAFT FOODS, INC.               COM     50075n104      3,443    105,132  SH            Sole                    105,132
LEAPFROG ENTERPRISES INC.       COM     52186n106      1,174    111,200  SH            Sole                    111,200
LOCKHEED MARTIN                 COM     539830109      1,470     13,400  SH            Sole                     13,400
MASIMO CORPORATION              COM     574795100        662     17,800  SH            Sole                     17,800
MCDONALD'S CORPORATION          COM     580135101      1,438     23,300  SH            Sole                     23,300
MERRILL LYNCH & CO INC          COM     590188108        632     25,000  SH            Sole                     25,000
NATIONAL FUEL GAS CO.           COM     636180101        375      8,900  SH            Sole                      8,900
NEW YORK COMMUNITY BANC.        COM     649445103      2,901    172,800  SH            Sole                    172,800
PEPSICO INC.                    COM     713448108      2,993     42,000  SH            Sole                     42,000
PG&E CORP.                      COM     69331c108      1,192     31,825  SH            Sole                     31,825
REGIONS FINANCIAL CORP.         COM     7591ep100        894     93,100  SH            Sole                     93,100
REPUBLIC SERVICES               COM     760759100      3,541    118,100  SH            Sole                    118,100
SCRIPPS NETWORKS INTERACTIVE    COM     811065101      1,343     37,000  SH            Sole                     37,000
ST. JUDE MEDICAL                COM     790849103      1,448     33,300  SH            Sole                     33,300
TENET HEALTHCARE                COM     88033g100      7,933  1,429,300  SH            Sole                  1,429,300
TRANSITION THERAPEUTICS, INC.   COM     893716209        110     21,067  SH            Sole                     21,067
UMPQUA HOLDINGS CORP.           COM     904214103      2,211    150,300  SH            Sole                    150,300
UNILEVER                        COM     904784709      2,788     99,000  SH            Sole                     99,000
URBAN OUTFITTERS, INC.          COM     917047102      3,620    113,600  SH            Sole                    113,600
WAL-MART STORES, INC.           COM     931142103      2,791     46,600  SH            Sole                     46,600
WALT DISNEY                     COM     254687106      2,695     87,800  SH            Sole                     87,800
WASHINGTON FEDERAL              COM     938824109      3,007    163,000  SH            Sole                    163,000
WASTE CONNECTIONS INC.          COM     941053100      2,572     75,000  SH            Sole                     75,000
WASTE MANAGEMENT INC            COM     94106l109      2,740     87,000  SH            Sole                     87,000
WELLS FARGO & CO                COM     949746101        814     21,700  SH            Sole                     21,700
WESTERN ALLIANCE BANCORP        COM     957638109        356     23,000  SH            Sole                     23,000
ZIONS BANCORPORATION            COM     989701107      3,050     78,800  SH            Sole                     78,800
BBT PUTS 1/17/2009 32.50        PUT     0549378mz        255        729  SH    PUT     Sole                        729
BZH PUTS 1/17/2009 10           PUT     07556q8mb        869      1,810  SH    PUT     Sole                      1,810
CETV PUTS 1/17/2009 75          PUT     g200458mo        273        201  SH    PUT     Sole                        201
COF PUTS 1/17/2009 45           PUT     14040h8mi        400        645  SH    PUT     Sole                        645
GRMN PUTS 1/17/2009 50.00       PUT     g372608mj        808        400  SH    PUT     Sole                        400
HBI PUTS 1/17/2009 30.00        PUT     4103458mf        679        790  SH    PUT     Sole                        790
MLM PUTS 10/18/2008 115         PUT     5732848vc        515        460  SH    PUT     Sole                        460
MW PUTS 2/21/2009 25            PUT     5871188ne        540      1,000  SH    PUT     Sole                      1,000
RJF PUTS 2/21/2009 30           PUT     7547308nf        288        640  SH    PUT     Sole                        640
UNH PUTS 1/17/2009 25           PUT     91324p8me        317      1,000  SH    PUT     Sole                      1,000
VMC PUTS 1/17/2009 70           PUT     9291608mn        610        635  SH    PUT     Sole                        635
SPY CALLS 10/18/2008 113        CALL    78462f9ji        512        800  SH    CALL    Sole                        800

REPORT SUMMARY               65 DATA RECORDS  112,973   1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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